Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net
Total	$ 3,798,477	$ 1,844,793	$ 572,047
Accumulated depreciation	(1,324,513)	(485,178)	(108,905)
Property and equipment, net	2,473,964	1,359,615	463,142
Depreciation expense	793,991	358,407	84,909
Leasehold improvements
Property and Equipment, Net
Total	1,995,562	1,002,134	262,460
Furniture, fixtures and equipment
Property and Equipment, Net
Total	1,371,510	$ 842,659	$ 309,587
Motor Vehicles
Property and Equipment, Net
Total	$ 431,405